Intangible assets and goodwill (Details 2)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for cash-generating units
Weighted average annual revenue growth	30.29%	30.62%	9.40%
Weighted average annual growth of variable cost	24.29%	21.12%	11.52%
Cash-generating units [member]
Disclosure of information for cash-generating units
Weighted average annual revenue growth	38.10%	36.38%	16.48%
Weighted average annual growth of variable cost	30.29%	26.93%	18.74%
Weighted average cost of capital (WACC)	14.73%	16.40%	15.90%
Growth in terminal value	0.00%	0.00%	0.00%